Annual Fund Operating Expenses - ClearBridge Select Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.18%
Component2 Other Expenses	0.01%	[1]
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.40%	[2]
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.01%	[1]
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	2.12%	[2]
Class FI
Operating Expenses:
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.16%
Component2 Other Expenses	0.01%	[1]
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.38%	[2]
Class R
Operating Expenses:
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	0.25%	[3]
Component2 Other Expenses	0.01%	[1]
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.72%	[2]
Class IS
Operating Expenses:
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.06%
Component2 Other Expenses	0.01%	[1]
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.03%	[2]
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.01%	[1]
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.12%	[2]
Class A2
Operating Expenses:
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.27%
Component2 Other Expenses	0.01%	[1]
Other Expenses (as a percentage of Assets):	0.28%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.49%	[2]

[1]	Dividend expenses on securities sold short refer to paying the value of dividends to the securities lenders.
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
[3]	“Other expenses” for Class R shares are estimated for the current fiscal year. Actual expenses may differ from estimates.